BUSINESS COMBINATIONS - Consideration Transferred for L4 Acquisition (Details) - USD ($)	Nov. 14, 2016	Dec. 31, 2019	Dec. 31, 2018	Feb. 15, 2018	Dec. 31, 2017	Feb. 15, 2017
Disclosure of detailed information about business combination [line items]
Cash paid		$ 103,978,000	$ 4,328,000		$ 21,300,000
Total consideration paid net of cash and cash equivalents acquired		97,300,000	4,137,000		$ 19,149,000
Contingent consideration
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration		9,252,000	9,767,000
L4
Disclosure of detailed information about business combination [line items]
Cash paid	$ 11,000,000			$ 1,850,000		$ 990,000
Working capital adjustment	817,000
Contingent consideration	8,571,000
Total consideration paid net of cash and cash equivalents acquired	$ 20,388,000
L4 | Contingent consideration
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration		$ 0	$ 0